UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.   20549

                              FORM 13F

                        FORM 13F COVER PAGE

    Report for Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.): [  ]  is a restatement.
                                   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lighthouse Capital Management, Inc.
Address: 10000 Memorial Drive
         Suite 660
         Houston, TX  77024

13F File Number:  28-5076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on the behalf of Reporting Manager:

Name:    Christine Cobb
Title:   Chief Financial Officer
Phone:   713-688-6881
Signature, Place, and Date of Signing:

    /s/ Christine Cobb   Houston, Texas   August 2, 2000

Report Type  (Check only one.):

[ X]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of other managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE



Report Summary:

Number of other Included Managers:	0
Form 13F Information Table Entry Total: 59
Form 13F Information Table Value Total: 89,135

List of Other Included Managers:

     No.   13F File Number        Name

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AgnicoEagl 3.50% 1/04          Conv Bonds       008474AA6      433   656000 SH       SOLE                   656000
Altera                         Common Stocks    021441100     1030    10100 SH       SOLE                    10100
American Freightways           Common Stocks    02629V108     1169    80625 SH       SOLE                    80625
Anadarko Petroleum             Common Stocks    032511107     2422    49125 SH       SOLE                    49125
Analog Devices                 Common Stocks    032654105     1178    15500 SH       SOLE                    15500
Applied Films                  Common Stocks    038197109     3747   102300 SH       SOLE                   102300
Artesyn Technology             Common Stocks    043127109      278    10000 SH       SOLE                    10000
Aventis ADS                    Common Stocks    053561106     1731    23850 SH       SOLE                    23850
Avteam, Inc.                   Common Stocks    054527205      297   172600 SH       SOLE                   172600
Barrett Resources              Common Stocks    068480201     1153    37875 SH       SOLE                    37875
Barrick Gold                   Common Stocks    067901108     2423   133250 SH       SOLE                   133250
Basin Exploration              Common Stocks    070107107     2810   157200 SH       SOLE                   157200
Burr-Brown                     Common Stocks    122574106     1637    18883 SH       SOLE                    18883
CEC Entertainment              Common Stocks    125137109     1498    58448 SH       SOLE                    58448
Claire's Stores                Common Stocks    179584107     1383    71850 SH       SOLE                    71850
CNF, Inc.                      Common Stocks    12612W104     1550    68150 SH       SOLE                    68150
Coherent                       Common Stocks    192479103     2992    35675 SH       SOLE                    35675
Cryolife                       Common Stocks    228903100     1596    69400 SH       SOLE                    69400
Daimler Chrysler               Common Stocks    D1668R123     1371    26325 SH       SOLE                    26325
Delta & Pine Land Co.          Common Stocks    247357106     1658    66150 SH       SOLE                    66150
Developers Diversified Realty  Common Stocks    251591103      930    62250 SH       SOLE                    62250
Equity Residential Prop Trust  Common Stocks    29476L107      944    20525 SH       SOLE                    20525
First Industrial Realty Trust  Common Stocks    32054K103      844    28600 SH       SOLE                    28600
GelTex Pharmaceuticals         Common Stocks    368538104     1550    75825 SH       SOLE                    75825
Harmonic                       Common Stocks    413160102      483    19500 SH       SOLE                    19500
Informix                       Common Stocks    456779107     1656   222650 SH       SOLE                   222650
J B Hunt Transportation        Common Stocks    445658107     1494    96775 SH       SOLE                    96775
Jack in the Box                Common Stocks    466367109     1503    61050 SH       SOLE                    61050
Jones Apparel                  Common Stocks    480074103     1486    63225 SH       SOLE                    63225
Keithley Instruments           Common Stocks    487584104     1629    18700 SH       SOLE                    18700
Kennedy-Wilson                 Common Stocks    489399204      520    97800 SH       SOLE                    97800
Ligand Pharmaceuticals         Common Stocks    53220K207     1840   139525 SH       SOLE                   139525
Louis Dryfus Natural Gas       Common Stocks    546011107      998    31875 SH       SOLE                    31875
Maxim Pharmaceutical           Common Stocks    57772M107     3497    68075 SH       SOLE                    68075
Mitcham Industries             Common Stocks    606501104     1072   201800 SH       SOLE                   201800
Nautica Enterprises            Common Stocks    639089101     1148   107450 SH       SOLE                   107450
Nuevo Energy                   Common Stocks    670509108     1755    93000 SH       SOLE                    93000
Pacific Century                Common Stocks    694058108     1517   103750 SH       SOLE                   103750
Patina Oil & Gas               Common Stocks    703224105     1432    69000 SH       SOLE                    69000
Placer Dome                    Common Stocks    725906101     1623   169750 SH       SOLE                   169750
Plains All Amern Pipeline LP   Common Stocks    726503105     3924   210700 SH       SOLE                   210700
Plains Resources               Common Stocks    726540503     1763   110200 SH       SOLE                   110200
Pogo Producing                 Common Stocks    730448107     1661    75075 SH       SOLE                    75075
Potash Corp Saskatchewan       Common Stocks    73755L107     2050    37150 SH       SOLE                    37150
Progress Software              Common Stocks    743312100     2049   114250 SH       SOLE                   114250
Prudent Bear Fund              Mutual Funds     744294109      220    57783 SH       SOLE                    57783
Public Storage                 Common Stocks    74460D109      900    38400 SH       SOLE                    38400
PURE Resources                 Common Stocks    74622E102     1737    97200 SH       SOLE                    97200
Quanex 6.88% 6/07              Conv Bonds       747620AC6      657   778000 SH       SOLE                   778000
Remedy Temp                    Common Stocks    759549108      972    79325 SH       SOLE                    79325
Sawtek                         Common Stocks    805468105     2069    35950 SH       SOLE                    35950
St. Mary Land & Exploration Co Common Stocks    792228108     1269    30175 SH       SOLE                    30175
Suiza Foods                    Common Stocks    865077101     1271    26000 SH       SOLE                    26000
Synopsys                       Common Stocks    871607107     1210    35000 SH       SOLE                    35000
Tarrant Apparel Group          Common Stocks    876289109      656    73400 SH       SOLE                    73400
Trikon Technologies            Common Stocks    896187101     2692   141700 SH       SOLE                   141700
UNUM Provident                 Common Stocks    91529Y106     1551    77300 SH       SOLE                    77300
Vishay Intertechnology         Common Stocks    928298108     1815    47836 SH       SOLE                    47836
Xoma LTD                       Common Stocks    983907106      390    91100 SH       SOLE                    91100